UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Citrone
Title:  Managing Member
Phone:  (203) 838-3188


Signature, Place and Date of Signing:

/s/ Robert Citrone          South Norwalk, Connecticut        May  4, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total: $481,818
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1.      028-12213                Discovery Global Opportunity Master Fund, Ltd.

                                    FORM 13F INFORMATION TABLE
                                            March 31, 2007



COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE    SHARED   NONE
--------------                  --------------   -----       --------  -------   --- ----  ----------  ----    ----    ------   ----
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105    4,683       98,000 SH        DEFINED      1       33000    65000  0
BANCO BRADESCO SA               SP ADR PFD NEW   059460303   12,496      309,000 SH        DEFINED      1      257000    52000  0
BANCO MACRO SA                  SPON ADR B       05961W105    3,326       98,000 SH        DEFINED      1       33000    65000  0
BANCOLOMBIA S A                 SPON ADR PREF    05968L102    2,714       98,000 SH        DEFINED      1       33000    65000  0
BBVA BANCO FRANCES S A          SPONSORED ADR    07329M100    2,232      179,000 SH        DEFINED      1       16500   162500  0
BHP BILLITON LTD                SPONSORED ADR    088606108   14,245      294,000 SH        DEFINED      1       99000   195000  0
COMPANHIA DE BEBIDAS DAS AME    SPONSORED ADR    20441W203    5,496      100,000 SH        DEFINED      1       40000    60000  0
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209   16,675      450,800 SH        DEFINED      1      151800   299000  0
CISCO SYS INC                   COM              17275R102   14,476      567,000 SH        DEFINED      1      205600   361400  0
CISCO SYS INC                   COM              17275R102   50,039    1,960,000 SH  CALL  DEFINED      1      660000  1300000  0
DESARROLLADORA HOMEX SAB DE     SPONSORED ADR    25030W100    4,636       80,000 SH        DEFINED      1       32000    48000  0
EBAY INC                        COM              278642103   13,526      408,000 SH        DEFINED      1      157000   251000  0
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109    7,062       90,000 SH        DEFINED      1       35250    54750  0
FOSTER WHEELER LTD              SHS NEW          G36535139   21,312      365,000 SH        DEFINED      1      146000   219000  0
GOOGLE INC                      CL A             38259P508   39,173       85,500 SH        DEFINED      1       31260    54240  0
GOOGLE INC                      CL A             38259P508   44,899       98,000 SH  CALL  DEFINED      1       33000    65000  0
GRANT PRIDECO INC               COM              38821G101    7,476      150,000 SH        DEFINED      1       60000    90000  0
GRUPO FINANCIERO GALICIA S A    SP ADR 10 SH B   399909100      172       16,500 SH          SOLE      NONE     16500        0  0
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206   39,455    1,324,000 SH        DEFINED      1      523400   800600  0
INSITUFORM TECHNOLOGIES INC     CL A             457667103      206        9,900 SH          SOLE      NONE      9900        0  0
INTERCONTINENTALEXCHANGE INC    COM              45865V100   11,977       98,000 SH        DEFINED      1       33000    65000  0
ISHARES INC                     MSCI HONG KONG   464286871    4,818      300,000 SH        DEFINED      1      120000   180000  0
ISHARES INC                     MSCI MALAYSIA    464286830   13,650    1,260,400 SH        DEFINED      1      434000   826400  0
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109   16,788      300,000 SH        DEFINED      1      120000   180000  0
NETEASE COM INC                 SPONSORED ADR    64110W102    5,185      292,300 SH        DEFINED      1      138050   154250  0
POLYCOM INC                     COM              73172K104    3,417      102,500 SH        DEFINED      1       41000    61500  0
QUALCOMM INC                    COM              747525103   15,750      369,200 SH        DEFINED      1      147600   221600  0
SANDISK CORP                    COM              80004C101    6,132      140,000 SH        DEFINED      1       56000    84000  0
SEAGATE TECHNOLOGY              SHS              G7945J104    5,468      251,980 SH        DEFINED      1       93600   158380  0
SOLARFUN POWER HOLDINGS CO L    SPONSORED ADR    83415U108   14,126    1,120,000 SH        DEFINED      1      433000   687000  0
SONY CORP                       ADR NEW          835699307   13,486      267,100 SH        DEFINED      1      122800   144300  0
TELEFONOS DE MEXICO S A B       SPON ADR ORD L   879403780   16,366      490,000 SH        DEFINED      1      165000   325000  0
TEXAS INSTRS INC                COM              882508104    4,683      155,600 SH        DEFINED      1       62200    93400  0
UNIBANCO UNIAO DE BANCOS BRA    GDR REP PFD UT   90458E107   16,355      187,000 SH        DEFINED      1       74800   112200  0
UNITED STATES STL CORP NEW      COM              912909108   19,834      200,000 SH  PUT   DEFINED      1       80000   120000  0
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109    9,484      100,000 SH        DEFINED      1       40000    60000  0




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